Borrowings - Committed credit facilities (Details) £ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings		£ 9,456	£ 10,440
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		0
Credit facility maturing September 2026
Disclosure of detailed information about borrowings [line items]
Undrawn credit facilities		£ 900
Credit facility maturing September 2024
Disclosure of detailed information about borrowings [line items]
Undrawn credit facilities | $	$ 1,300